(Columbia Variable Portfolio - Marsico International Opportunities Fund)

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I

Columbia Variable Portfolio – Marsico International Opportunities Fund

(the "Fund")

Supplement dated January 25, 2013 to

the Fund's prospectus dated May 1, 2012, as supplemented

The Fund's prospectus is revised and supplemented as follows to reflect certain fee changes effective January 23, 2013:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Variable Portfolio - Marsico International Opportunities Fund)		Class 2 Shares
Management fees	[1]	0.87%
Distribution and/or service (Rule 12b-1) fees		0.25%
Other expenses		0.17%
Total annual Fund operating expenses		1.29%
Fee waivers and/or reimbursements	[2]	(0.08%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		1.21%
[1]	Management fees have been restated to reflect contractual changes to investment advisory and administrative fee rates.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.21% for Class 2.

Expense Example (Columbia Variable Portfolio - Marsico International Opportunities Fund) (USD $)		1 year	3 years	5 years	10 years
Class 2 Shares	[1]	123	401	700	1,549
[1]	Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire one year from the date of the prospectus, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.